Loans and Convertible Bridge Financing (Details) - USD ($)											12 Months Ended
	Sep. 30, 2021	Sep. 23, 2021	Dec. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Nov. 10, 2018	Oct. 31, 2018	May 08, 2018	Jan. 31, 2018	Aug. 31, 2017	Dec. 31, 2023	Dec. 31, 2021	Oct. 10, 2018
Loans and Convertible Bridge Financing [Line Items]
Debt aggregate principal amount			$ 475,000	$ 475,000
Fair value of warrants amounted												$ 11,359
Conversion price (in Dollars per share)	$ 0.07						$ 0.17		$ 0.5		$ 1
Aggregate principal amount								$ 170,000
Warrants purchase (in Shares)								170,000
Exercise price (in Dollars per share)								$ 0.5
Conversion price (in Dollars per share)								$ 1
Discount rate								10.00%
Bears interest rate								6.00%
Additional paid in capital								$ 15,300
Fair value amount								$ 65,718
Dividend yield rate								0.00%
Expected volatility rate								59.69%
Risk free rate								2.80%
Expected life								5 years
Interest rate													4.00%
CLA August 2017 [Member]
Loans and Convertible Bridge Financing [Line Items]
Debt aggregate principal amount										$ 905,555
Aggregate subscription amount										774,400
Net of issuance costs										$ 40,600
Warrants to purchase ordinary shares (in Shares)										1,659,971
Exercise price (in Dollars per share)										$ 0.17
Warrants liabilities											$ 492,034
Dividend yield											0.00%
Expected volatility											69.00%
Risk free rate											2.16%
Expected life in years											4 years 7 months 20 days
CLA August 2017 [Member] | Five Year Warrants [Member]
Loans and Convertible Bridge Financing [Line Items]
Warrants to purchase ordinary shares (in Shares)										905,555
Exercise price (in Dollars per share)										$ 1.2
Convertible Loan Agreement [Member]
Loans and Convertible Bridge Financing [Line Items]
Warrants liabilities											$ 42,591
CLA November 2018 [Member]
Loans and Convertible Bridge Financing [Line Items]
Conversion price (in Dollars per share)						$ 0.17
CLA August-December 2019 [Member]
Loans and Convertible Bridge Financing [Line Items]
Debt aggregate principal amount					$ 475,000
Aggregate purchase price											$ 2,375,000
CLA November 2018 [Member]
Loans and Convertible Bridge Financing [Line Items]
Debt aggregate principal amount						$ 225,000
Interest rate											4.00%
Aggregate purchase price						$ 1,125,000
Principal amounts		$ 25,000
CLA December 2018 [Member]
Loans and Convertible Bridge Financing [Line Items]
Conversion price (in Dollars per share)											$ 0.17
Convertible Loan Agreement [Member]
Loans and Convertible Bridge Financing [Line Items]
Principal amounts		$ 375,000
Convertible Notes [Member]
Loans and Convertible Bridge Financing [Line Items]
Fair value of warrants amounted												$ 5,841
Interest rate											10.00%
Bear interest rate											6.00%